Excess Lease Liability	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Excess Lease Liability

7. EXCESS LEASE LIABILITY

On August 21, 2008, Sonus Pharmaceuticals, Inc., or Sonus, completed a transaction (“the Arrangement”) with OncoGenex Technologies Inc., or OncoGenex Technologies, whereby Sonus acquired all of the outstanding preferred shares, common shares and convertible debentures of OncoGenex Technologies. Sonus then changed its name to OncoGenex Pharmaceuticals, Inc. Prior to the Arrangement, Sonus entered into a non-cancellable lease arrangement for office space located in Bothell, Washington, which is considered to be in excess of our current requirements. The liability was computed as the present value of the difference between the remaining lease payments due less the estimate of net sublease income and expenses and had been accounted for in accordance with ASC 805-20, “Business Combinations -Identifiable Assets and Liabilities, and Any Non-controlling Interest.” Effective 2014, we entered into a Lease Termination Agreement with the landlord for the office space in Bothell such that the lease terminated effective March 1, 2015. Under the Lease Termination Agreement, we paid BMR- 217TH Place LLC (“BMR”) a $2.0 million termination fee on the Termination Date. We agreed to pay BMR an additional termination fee of $1.3 million within 30 days after we (i) meet the primary endpoint for our phase 3 clinical trial for the treatment of second line metastatic CRPC with custirsen and (ii) close a transaction or transactions pursuant to which we receive funding in an aggregate amount of at least $20.0 million. As a result of the Lease Termination Agreement, we have recorded the lease termination fees and have made an adjustment to remove the excess lease liability. We re-assessed that the likelihood of meeting both contingent events is no longer possible due to not achieving the primary endpoint on our AFFINITY trial. As a result, we have reversed the $1.3 million in lease termination liability on our balance sheet during the third quarter of 2016 and recognized a recovery on our statement of loss.